Equity - Schedule of Assumptions (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Strike price			$ 11.00
Dividend yield	0.00%	0.00%
Minimum [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 11.69	$ 2.22
Expected term	5 years 6 months	4 years 8 months 12 days	6 years
Maximum [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 23.41	$ 3.07
Expected term	6 years 6 months	5 years 10 months 24 days	6 years 6 months
Common stock warrant [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 15.25	$ 11.00
Volatility rate		80.00%	80.00%
Risk-free rate			2.40%
Expected term			5 years
Dividend yield		0.00%	0.00%
Common stock warrant [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 7.58
Risk-free rate		0.19%
Expected term	6 months 25 days	3 years
Common stock warrant [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Strike price	$ 15.84
Risk-free rate		0.28%
Expected term	4 years 5 months 1 day	5 years
As Previously Reported | Minimum [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 11.00
Expected term		5 years 6 months
As Previously Reported | Maximum [Member]
Class of Warrant or Right [Line Items]
Strike price		$ 15.25
Expected term		6 years 6 months